UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bank Global Fund Services

811 E. Wisconsin Ave, 8th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-4711

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | FEBRUARY 29, 2020 (Unaudited)

EventShares U.S. Legislative Opportunities ETF (PLCY)

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Letter to Shareholders (Unaudited)

Dear Shareholder:

On behalf of the EventShares team, we are pleased to present you with this semi-annual report for the EventShares U.S. Legislative Opportunities ETF (“PLCY” or the “Fund”). The following information pertains to the most recent semi-annual period, September 1, 2019, through February 29, 2020.

The Fund had positive performance during the semi-annual period ended February 29, 2020. The market price for PLCY increased 7.09% and the NAV increased 7.66%. Outstanding shares ended the period at 950,000.

For the period, the largest positive contributing sector to the Fund’s return was Energy, contributing 2.30% with an average weighting of 18.10%. The second largest positive contributing sector for the period was Consumer Discretionary, adding 2.14% to the return of the Fund with an average weighting of 7.47%. The third largest positive contributing sector to the Fund’s return was Industrials, adding 1.18% with an average weighting of 21.08%.

For the period, the largest negative contributing sector to the Fund’s return was Materials, detracting 0.19% with an average weighting of 1.43%. The sector contributing the second-most negatively was Information Technology, detracting 0.09% from the return of the Fund with an average weighting of 17.55%. The third lowest contributor to the Fund’s return was Communication Services, adding 0.19% to the return of the Fund with an average weighting of 5.54%.

For the period, the largest positive contributing security to the Fund’s return was Renewable Energy Group, Inc. (REGI), adding 1.39% to the return of the Fund, gaining 117.34% with an average weighting of 1.44%. The second largest positive contributor to the Fund’s return was Green Plains Inc. (GPRE), adding 1.00% to the return of the Fund, gaining 46.04% with an average weighting of 1.11%. The third largest positive contributor to the Fund’s return was Teladoc Health (TDOC), adding 0.86% to the return of the Fund, gaining 115.89% with an average weighting of 1.12%.

For the period, the largest negative contributing security to the Fund’s return was HMS Holdings Corp (HMSY), detracting 0.41% from the return of the Fund, declining 37.12% with an average weighting of 0.94%. The security contributing the second-most negatively was Scorpio Bulkers (SALT), detracting 0.40% from the return of the Fund, and declining 44.71% with an average weighting of 1.10%. The third largest negative contributor to the Fund’s return was Granite Construction Inc. (GVA), detracting 0.34% from the return of the Fund, and declining 27.92% with an average weight of 1.48%.

We want to express our appreciation for the confidence you have placed in the EventShares team, and we honor the responsibility you have placed on us. For more information on our investment solutions, please visit us at www.eventsharesfunds.com or call us at 1-877-539-1510.

Sincerely,

Active Weighting Advisors LLC, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk, including the loss of principal. There can be no assurance that the Fund will achieve its investment objective or the investment strategies will be successful. Shares of the ETF may trade above or below net asset value. An active secondary market in ETF shares may not develop or be maintained. There can be no assurance that ETF shares will continue to be listed on an active exchange. Holdings are subject to change.

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (September 1, 2019 to February 29, 2020), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratios	Expenses Paid During the Period(1)
EventShares U.S. Legislative Opportunities ETF
Actual	$1,000.00	$1,076.60	0.77%	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.77%	$3.87

(1)      Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

Schedule of Investments
EventShares U.S. Legislative Opportunities ETF
February 29, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 90.2%
Aerospace/Defense — 5.3%
Aerojet Rocketdyne Holdings, Inc.*	2,857	$140,793
Aerovironment, Inc.*	1,497	76,931
Kratos Defense & Security Solutions, Inc.*	9,866	160,421
L3Harris Technologies, Inc.	1,033	204,255
Mercury Systems, Inc.*	3,789	278,340
Northrop Grumman Corp.	446	146,663
Raytheon Co.	676	127,466
		1,134,869
Agriculture — 3.5%
Altria Group, Inc.	3,261	131,646
British American Tobacco PLC – ADR(a)	4,383	174,443
Philip Morris International, Inc.	1,964	160,793
Turning Point Brands, Inc.	5,780	151,147
Universal Corporation of Virginia	2,559	126,287
		744,316
Beverages — 1.1%
Brown-Forman Corp. – Class B	3,850	236,429

Building Materials — 1.5%
Martin Marietta Materials, Inc.	441	100,341
Summit Materials, Inc. – Class A*	3,472	67,843
Vulcan Materials Co.	1,196	143,831
		312,015
Commercial Services — 4.6%
Avalara, Inc.*	7,170	607,658
Booz Allen Hamilton Holding Corp.	2,577	183,740
HMS Holdings Corp.*	7,604	174,664
		966,062
Computers — 4.3%
CACI International, Inc. – Class A*	699	171,269
Leidos Holdings, Inc.	3,394	348,394
Perspecta, Inc.	3,004	75,010
Science Applications International Corp.	1,315	105,371
Vocera Communications, Inc.*	8,836	215,510
		915,554
	Shares	Value
Electric — 1.6%
Brookfield Renewable Partners L.P.(a)	6,771	$337,602

Electrical Equipment — 0.3%
Insteel Industries, Inc.	3,032	60,306

Electronics — 0.8%
OSI Systems, Inc.*	2,146	174,405

Energy-Alternate Sources — 3.6%
Green Plains, Inc.*.	2,981	35,742
Renewable Energy Group, Inc.*	7,717	204,115
REX American Resources Corp.*	2,231	156,192
TerraForm Power, Inc. – Class A	20,151	378,637
		774,686
Engineering & Construction — 6.2%
AECOM*	1,655	74,376
Aegion Corp.*	3,166	57,020
Construction Partners, Inc. – Class A*	9,909	168,552
Dycom Industries, Inc.*	2,902	85,783
Granite Construction, Inc.	12,627	256,581
Great Lakes Dredge & Dock Corp.*	16,366	158,750
NV5 Global, Inc.*	3,704	198,275
Sterling Construction Co., Inc.*	15,445	210,979
Tutor Perini Corp.*	6,755	97,947
		1,308,263
Entertainment — 5.0%
Churchill Downs, Inc.	1,189	149,386
Eldorado Resorts, Inc.*	2,940	147,529
Penn National Gaming, Inc.*	7,080	209,355
Scientific Games Corp.*	2,436	44,433
The Stars Group, Inc.*(a)	10,527	241,595
Twin River Worldwide Holdings, Inc.	7,182	186,732
William Hill PLC – ADR(a)	11,194	85,522
		1,064,552

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
EventShares U.S. Legislative Opportunities ETF (Continued)
February 29, 2020 (Unaudited)
	Shares	Value
Environmental Control — 3.5%
Clean Harbors, Inc.*	1,331	$92,531
Covanta Holding Corp.	17,490	233,666
Evoqua Water Technologies Corp.*	14,673	307,693
Tetra Tech, Inc.	1,448	117,100
		750,990
Healthcare-Services — 7.5%
Anthem, Inc.	582	149,626
Centene Corp.*	4,866	257,995
Humana, Inc.	585	187,013
IQVIA Holdings, Inc.*	1,089	151,905
Medpace Holdings, Inc.*	2,375	213,607
Molina Healthcare, Inc.*	1,041	127,575
Teladoc Health, Inc.*	2,870	358,635
UnitedHealth Group, Inc.	601	153,231
		1,599,587
Insurance — 1.1%
eHealth, Inc.*	1,997	234,348

Internet — 0.7%
Boingo Wireless, Inc.*	12,470	157,995

Lodging — 0.9%
Boyd Gaming Corp.	6,858	183,177

Machinery-Construction & Mining — 2.6%
Argan, Inc.	5,498	229,431
Astec Industries, Inc.	4,416	165,821
BWX Technologies, Inc.	2,714	148,836
		544,088
Media — 4.4%
Fox Corp. – Class A	3,069	94,341
Gray Television, Inc.*	9,942	188,103
Nexstar Media Group, Inc. – Class A	1,987	228,465
Sinclair Broadcast Group, Inc. – Class A	4,865	112,917
TEGNA, Inc.	13,309	190,585
The E.W. Scripps Co. – Class A	10,397	123,724
		938,135
Mining — 2.6%
Cameco Corp.(a)	64,486	559,739
	Shares	Value
Miscellaneous Manufacturers — 2.2%
Axon Enterprise, Inc.*	6,090	$471,183

Oil & Gas — 2.9%
HollyFrontier Corp.	5,425	182,714
PBF Energy, Inc. – Class A	9,296	208,137
Valero Energy Corp.	3,439	227,834
		618,685
Oil & Gas Services — 0.7%
Select Energy Services, Inc. – Class A*	21,117	137,261

Pharmaceuticals — 2.3%
Cigna Corp.	589	107,751
Pacira BioSciences, Inc.*	5,349	232,040
PRA Health Sciences, Inc.*	1,658	156,184
		495,975
Retail — 1.2%
World Fuel Services Corp.	8,938	252,767

Semiconductors — 0.8%
CEVA, Inc.*	2,777	78,895
Teradyne, Inc.	1,612	94,721
		173,616
Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	853	175,317

Software — 7.9%
ManTech International Corp. – Class A	2,195	164,406
Nuance Communications, Inc.*	5,093	110,111
Omnicell, Inc.*	2,799	228,034
Paychex, Inc.	5,334	413,278
Tabula Rasa HealthCare, Inc.*	4,464	250,743
Tyler Technologies, Inc.*	1,648	516,401
		1,682,973

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
EventShares U.S. Legislative Opportunities ETF (Continued)
February 29, 2020 (Unaudited)
	Shares	Value
Telecommunications — 5.0%
Ciena Corp.*	4,736	$182,099
CommScope Holding Co., Inc.*	8,375	92,209
Infinera Corp.*	23,260	158,168
Nokia OYJ – ADR(a)	62,755	242,862
Telefonaktiebolaget LM Ericsson – ADR(a)	28,708	230,812
Viavi Solutions, Inc.*	12,559	165,653
		1,071,803
Transportation — 5.3%
Diamond S Shipping, Inc.*	21,330	219,699
Kansas City Southern	1,769	266,553
Scorpio Bulkers, Inc.	42,126	135,646
Scorpio Tankers, Inc.(a)	15,647	309,497
Star Bulk Carriers Corp.(a)	23,370	202,618
		1,134,013
TOTAL COMMON STOCKS (Cost $19,547,253)		19,210,711

REAL ESTATE INVESTMENT TRUSTS — 9.5%
American Tower Corp.	1,076	244,037
Crown Castle International Corp.	1,605	229,981
Easterly Government Properties, Inc.	16,872	401,047
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,778	331,963
Rexford Industrial Realty, Inc.	7,233	338,287
SBA Communications Corp.	1,011	268,006
Uniti Group, Inc.	22,021	214,925
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,747,608)		2,028,246

MONEY MARKET FUND — 0.3%
First American Treasury Obligations Fund – Class X, 1.49%(b)	63,082	63,082
TOTAL MONEY MARKET FUND (Cost $63,082)		63,082

TOTAL INVESTMENTS — 100.0% (Cost $21,357,943)		21,302,039
Other assets and liabilities, net — 0.0%(c)		6,150
NET ASSETS — 100.0%		$21,308,189

Percentages are stated as a percent of net assets.

Sector Diversification+ as of 2/29/2020
Industrials(d)	28.5%
Consumer, Non-cyclical	19.0%
Technology	13.0%
Financial	10.6%
Communications	10.2%
Energy	7.2%
Consumer, Cyclical	7.0%
Basic Materials	2.6%
Utilities	1.6%
Money-Market	0.3%
Total	100.0%
Other Assets and Liabilities, net(c)	0.0%
Net Assets	100.0%

ADR     American Depositary Receipt

PLC     Public Limited Company

+       As a percent of net assets.

*       Non-income producing security.

(a)      Foreign issued security.

(b)      The rate shown is the annualized seven-day yield at period end.

(c)       Amount is less than 0.05%.

(d)      To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that affect those sectors.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
EventShares U.S. Legislative Opportunities ETF
February 29, 2020 (Unaudited)
Assets
Investments, at value (cost $21,357,943)	$21,302,039
Dividends and interest receivable	17,769
Prepaid expense	940
Total assets	21,320,748

Liabilities
Payable to Adviser, net	11,660
Payable to chief compliance officer	899
Total liabilities	12,559
Net Assets	$21,308,189

Net Assets Consists of:
Paid-in capital	$21,155,504
Total distributable earnings	152,685
Net Assets	$21,308,189

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	950,000
Net asset value, redemption price and offering price per share	$22.43

The accompanying notes are an integral part of these financial statements.

Statement of Operations
EventShares U.S. Legislative Opportunities ETF
For the Period Ended February 29, 2020 (Unaudited)
Investment Income
Dividend income (net of witholding tax and issuance fees of $1,057)	$115,532
Interest income	553
Total investment income	116,085

Expenses
Investment advisory fees	74,158
Compliance officer fees and expenses	5,651
Trustee fees and expenses	2,790
Total expenses before reimbursement	82,599
Expense reimbursement by Adviser	(8,441)
Net expenses	74,158
Net investment income	41,927

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translation
Net realized gain (loss) from:
Investments	604,974
Foreign currency translation	(1)
Net realized gain	604,973
Net change in unrealized appreciation/depreciation on:
Investments	388,835
Foreign currency translation	(3)
Net change in unrealized appreciation/depreciation	388,832
Net realized and unrealized gain on investments and foreign currency translation	993,805
Net increase in net assets from operations	$1,035,732

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
EventShares U.S. Legislative Opportunities ETF

	Period Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
From Operations
Net investment income	$41,927	$99,535
Net realized gain (loss) on investments and foreign currency translation	604,973	(42,153)
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	388,832	(1,876,331)
Net increase (decrease) in net assets resulting from operations	1,035,732	(1,818,949)

From Distributions
Distributable earnings	(128,502)	(38,225)
Total distributions	(128,502)	(38,225)

Fund Capital Shares Transactions
Proceeds from shares sold	3,673,827	4,346,015
Cost of shares redeemed	(1,098,160)	(2,091,420)
Net increase in net assets resulting from capital share transactions	2,575,667	2,254,595
Total Increase in Net Assets	3,482,897	397,421

Net Assets
Beginning of period	17,825,292	17,427,871
End of period	$21,308,189	$17,825,292

Changes in Shares Outstanding
Shares outstanding, beginning of period	850,000	750,000
Shares sold	150,000	200,000
Shares redeemed	(50,000)	(100,000)
Shares outstanding, end of period	950,000	850,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights
EventShares U.S. Legislative Opportunities ETF

For a Share Outstanding Throughout Each Period

	Period Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Period Ended August 31, 2018(1)
Net Asset Value, Beginning of Period	$20.97		$23.24		$20.00

Income (Loss) from investment operations:
Net investment income(3)	0.05		0.12		0.10
Net realized and unrealized gain (loss) on investments	1.57		(2.35)		3.20
Total from investment operations	1.62		(2.23)		3.30

Less distributions paid:
From net investment income	(0.16)		(0.04)		(0.06)
From net realized gains	—		—		(0.00	)(2)
Total distributions paid	(0.16)		(0.04)		(0.06)
Net Asset Value, End of Period	$22.43		$20.97		$23.24
Total return, at NAV(4)(5)	7.66%		-9.56%		16.48%
Total return, at Market(4)(5)	7.09%		-9.45%		16.40%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$21,308		$17,825		$17,428

Ratio of expenses to average net assets:
Before waivers of expenses(7)	0.86	%(6)	1.07%		0.86	%(6)
After waivers of expenses(8)(11)	0.77	%(6)	0.86%		0.86	%(6)
Ratio of net investment income to average net assets:
Before waivers of expenses	0.35	%(6)	0.33	%(9)	0.52	%(6)(9)
After waivers of expenses(11)	0.44	%(6)	0.54	%(9)	0.52	%(6)(9)
Portfolio turnover rate(5)(10)	32%		217%		214%

(1)      The Fund commenced investment operations on October 17, 2017.

(2)      Represents less than $(0.005) per share.

(3)      Per share net investment income was calculated using average shares outstanding.

(4)      Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)      Not annualized for periods less than one year.

(6)      Annualized for periods less than one year.

(7)      The ratio of expenses to average net assets before waivers of expenses excluding tax expense and interest expense on short positions is 1.06% and 0.85%, for the period ended August 31, 2019 and August 31, 2018, respectively. As of October 15, 2019, the Fund no longer intends to engage in short sales.

(8)      The ratio of expenses to average net assets after waivers of expenses excluding tax expense and interest expense on short positions is 0.85% and 0.85%, for the period ended August 31, 2019 and August 31, 2018, respectively. As of October 15, 2019, the Fund no longer intends to engage in short sales.

(9)      The net investment income/(loss) ratios include dividends, amortization and interest expense on short positions.

(10)    Excludes in-kind transactions associated with creations and redemptions of the Fund.

(11)    The Fund’s current operating expense limit is 0.75%, pursuant to the Fund’s expense limitation agreement, which became effective on October 15, 2019. Prior to October 15, 2019, the Fund had an operating expense limit of 0.85%. See Note 3 for more information.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)
EventShares U.S. Legislative Opportunities ETF

1.  ORGANIZATION

EventShares U.S. Legislative Opportunities ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s objective is to seek capital appreciation by investing in market segments impacted by U.S. government legislature and regulation. The Fund commenced operations on October 17, 2017.

Prior to October 15, 2019, the EventShares U.S. Legislative Opportunities ETF was the EventShares U.S. Policy Alpha ETF. Effective October 15, 2019, the Fund’s name was changed to EventShares U.S. Legislative Opportunities ETF, the Fund’s ticker symbol and investment objective remain the same. Refer to the Form 497 Supplement filed on October 15, 2019, for a more detailed discussion of the Fund’s changes.

2.  SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Shares Transactions

The Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 25,000 shares. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Fair Value Measurement

In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by Active Weighting Advisors LLC (“Active Weighting” or “Adviser”), the Fund’s Investment Adviser, using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Notes to Financial Statements (Unaudited) (continued)
EventShares U.S. Legislative Opportunities ETF

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC, Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•     Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•     Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•     Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV on the valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors

Notes to Financial Statements (Unaudited) (continued)
EventShares U.S. Legislative Opportunities ETF

considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at February 29, 2020 are as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$19,210,711	$—	$—	$19,210,711
Real Estate Investment Trusts	2,028,246	—	—	2,028,246
Money Market Fund	63,082	—	—	63,082
Total Investments in Securities	$21,302,039	$—	$—	$21,302,039

*           See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. The Fund distributes substantially all net investment income to shareholders in the form of dividends.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from its net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2019, the Fund’s most recent fiscal year end,

Notes to Financial Statements (Unaudited) (continued)
EventShares U.S. Legislative Opportunities ETF

the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of August 31, 2019, the Fund’s most recent fiscal year end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2019. At August 31, 2019, the Fund’s most recent fiscal year end, the tax periods ended in 2018 and 2019 remained open to examination in the Fund’s major tax jurisdiction.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Active Weighting, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75%, of the Fund’s average daily net assets. Active Weighting has agreed to pay all expenses of the Fund except brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with the creation and redemption transactions; legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; compensation and expenses of the Trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates; compensation and expenses of counsel to the Independent Trustees, compensation and expenses of the Fund’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under and any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee.

Prior to October 15, 2019, the unified management fee to the Adviser, which is calculated daily and paid monthly, was at an annual rate of 0.85%, of the Fund’s average daily net assets. Refer to the Form 497 Supplement filed on October 15, 2019, for a more detailed discussion of the Fund’s changes.

Expense Limitation Agreement

The Adviser may contractually waive any portion of its advisory fee from time to time and may discontinue or modify any such voluntary limitations in the future at its discretion. The Adviser has entered into an Expense Limitation Agreement with respect to the Fund under which it has agreed, through December 31, 2020 for the Fund, to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits ‘’Total Annual Fund Operating Expenses’’ (but excluding interest, taxes, brokerage commissions, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act). The Adviser waived $8,441 during the six-months ended February 29, 2020. Pursuant to the Expense Limitation Agreement, waived fees are not subject to recoupment by the Adviser.

As of October 15, 2019, the expense cap in effect for the Fund was 0.75%, prior to that the expense cap in effect for the Fund was 0.85%. The Trust may terminate the Expense Limitation Agreement at any time, and the Adviser may terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund as set forth in the Expense Limitation Agreement.

Notes to Financial Statements (Unaudited) (continued)
EventShares U.S. Legislative Opportunities ETF

Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.  CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Fund for each creation order is $500.

An additional variable fee of up to three (3) times the fixed Creation Transaction Fee plus all commission and fees payable to the Fund in connection with the purchase of the Deposit Securities (expressed as a percentage of the value of such Deposit Securities) may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an All Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (Unaudited) (continued)
EventShares U.S. Legislative Opportunities ETF

5.  FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Year ended August 31, 2019	$ 38,225	$ —
Six-month period ended February 29, 2020	$128,502	$ —

(1)             Ordinary income includes short-term capital gains.

At August 31, 2019, the Fund’s most recent fiscal year end, the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$18,280,154
Gross Unrealized Appreciation	$1,238,383
Gross Unrealized Depreciation	(1,689,621)
Net Unrealized Appreciation (Depreciation)	(451,238)
Undistributed Ordinary Income	83,949
Distributable Earnings	83,949
Other Accumulated Gain/(Loss)	(387,256)
Total Distributable Earnings/(Accumulated Losses)	$(754,545)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At August 31, 2019, the Fund’s most recent fiscal year end, the Fund had short-term capital losses of $387,256 remaining which will be carried forward indefinitely to offset future realized capital gains.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended February 29, 2020 were as follows:

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$6,157,133	$6,182,512	$3,631,707	$1,089,728

7.  PRINCIPAL RISKS

As with all exchange traded funds (‘’ETFs’’), shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A description of principal risks is included in the prospectus under the heading “Principal Risks”.

8.  SUBSEQUENT EVENTS

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Supplemental Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus for the Fund may be obtained without charge by writing to the Fund, c/o Active Weighting Advisors LLC, 260 Newport Center Dr., Suite 100, Newport Beach, CA 92660, by calling 1-877-539-1510, or by visiting the Fund’s website at www.EventSharesFunds.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is available without charge, upon request, by calling toll-free at 1-877-539-1510. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-539-1510 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.EventSharesFunds.com.

Tax Information (Unaudited)

The Fund designated 100.00% of its ordinary income distribution for the fiscal year ended August 31, 2019 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the fiscal year ended August 31, 2019, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

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INVESTMENT ADVISER

Active Weighting Advisors LLC

260 Newport Center Drive, Suite 100

Newport Beach, CA 92660

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report is authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider the Fund’s investment objectives, risks, charges and expense before investing. The prospectus contains this and other important information. Please read carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	05/05/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	05/05/2020

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	05/06/2020

* Print the name and title of each signing officer under his or her signature.